Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (4,317,642)	$ (4,589,478)	$ (207,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	58,762	9,421	10,455
Allowance for expected credit losses	98,022	7,668
Amortization of operating lease right-of-use assets and interest of lease liabilities	106,973	72,816	71,124
Loss on disposal of property and equipment	15,319
Share based compensation expenses	1,684,642	1,871,499
Deferred tax benefits	(21,193)	(2,497)	(524)
Change in operating assets and liabilities:
Receivables from broker-dealers and clearing organizations	(493,994)	4,012,562	(3,426,189)
Receivables from customers	(469,439)	1,253,197	(644,840)
Prepayments and other assets	607,790	(6,312,352)	(14,099)
Payables to customers	1,382,549	(1,513,641)	835,925
Payables to broker-dealers and clearing organizations	90,393	(1,898,448)	1,617,042
Operating lease liabilities	(102,636)	(70,534)	(70,407)
Income tax payable	47,863	15,856
Accrued expenses and other liabilities	164,017	53,161	(47,614)
Net cash used in operating activities	(1,148,574)	(7,090,770)	(1,876,296)
Cash flows from investing activity:
Purchases of property and equipment	(218,235)	(1,448)	(22,194)
Net cash used in investing activity	(218,235)	(1,448)	(22,194)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost		10,133,680
Payments of offering costs related to IPO		(435,835)	(407,655)
Deposits received related to subscribed shares			796,001
Financings obtained from related parties	263,485
Financing provided to a related party		(3,895)
Net cash provided by financing activities	263,485	9,693,950	388,346
Effect of exchange rate changes on cash and restricted cash	50,746	19,270	(15,458)
Net (decrease) increase in cash and restricted cash	(1,052,578)	2,621,002	(1,525,602)
Cash and restricted cash, beginning of year	8,938,202	6,317,200	7,842,802
Cash and restricted cash, end of year	7,885,624	8,938,202	6,317,200
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	624,583	2,665,852	828,689
Restricted cash	7,261,041	6,272,350	5,488,511
Total cash and restricted cash	7,885,624	8,938,202	6,317,200
Supplemental non-cash investing and financing activities
Deferred IPO cost charged to additional paid-in capital		2,156,587
Forgiveness of debt by major shareholders			2,025,475
Operating lease right-of-use assets obtained in exchange for operating lease Liabilities		288,928
Supplemental disclosures of cash flow information:
Cash paid for taxes, net	$ 16,565